Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Series B Convertible Preferred Stock [Member]	Accumulated Distributions in Excess of Net Income [Member]	Total
Balance at Dec. 31, 2009	$ 926,419	$ 24	$ (134,186)	$ 792,257
Balance (in Shares) at Dec. 31, 2009	93,522	240
Net proceeds from the sale of common shares	24,745	0	0	24,745
Net proceeds from the sale of common shares (in Shares)	2,239	0
Common shares redeemed	(40,680)	0	0	(40,680)
Common shares redeemed (in Shares)	(3,733)	0
Net income	0	0	28,318	28,318
Cash distributions declared and paid to shareholders	0	0	(71,340)	(71,340)
Balance at Dec. 31, 2010	910,484	24	(177,208)	733,300
Balance (in Shares) at Dec. 31, 2010	92,028	240
Net proceeds from the sale of common shares	22,098	0	0	22,098
Net proceeds from the sale of common shares (in Shares)	1,999	0
Common shares redeemed	(32,027)	0	0	(32,027)
Common shares redeemed (in Shares)	(2,917)	0
Net income	0	0	25,013	25,013
Cash distributions declared and paid to shareholders	0	0	(70,404)	(70,404)
Balance at Dec. 31, 2011	900,555	24	(222,599)	677,980
Balance (in Shares) at Dec. 31, 2011	91,110	240
Net proceeds from the sale of common shares	16,098	0	0	16,098
Net proceeds from the sale of common shares (in Shares)	1,457	0
Common shares redeemed	(17,832)	0	0	(17,832)
Common shares redeemed (in Shares)	(1,625)	0
Net income	0	0	18,186	18,186
Cash distributions declared and paid to shareholders	0	0	(69,969)	(69,969)
Balance at Dec. 31, 2012	$ 898,821	$ 24	$ (274,382)	$ 624,463
Balance (in Shares) at Dec. 31, 2012	90,942	240